Post-Employment Benefits - Summary of Maturity Profile of Defined Benefit Liabilities (Detail) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
Disclosure of net defined benefit liability (asset) [line items]
2019	R$ 1,186
2020	1,229
2021	1,282
2022	1,334
2023	1,385
2024 to 2028	R$ 7,673
Pension plan - FIU [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	10 years 10 months 17 days
2019	R$ 799
2020	824
2021	859
2022	894
2023	929
2024 to 2028	R$ 5,184
Pension plan - FUNBEP [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	10 years 1 month 2 days
2019	R$ 370
2020	387
2021	404
2022	420
2023	435
2024 to 2028	R$ 2,362
Other post employment benefits [member]
Disclosure of net defined benefit liability (asset) [line items]
Duration	12 years 7 days
2019	R$ 17
2020	18
2021	19
2022	20
2023	21
2024 to 2028	R$ 127